Derivative financial instruments - Change in fair value of the derivative instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative financial instruments
Change in fair value of the derivative instruments	$ 15,087	$ (95,748)	$ (161,577)
Embedded options within listed bonds
Derivative financial instruments
Change in fair value of the derivative instruments	6,710	(3,760)	(159,889)
Foreign exchange swaps
Derivative financial instruments
Change in fair value of the derivative instruments	8,147	(92,151)	(1,599)
Interest rate caps
Derivative financial instruments
Change in fair value of the derivative instruments	$ 230	$ 163	$ (89)